Statement of Changes In Stockholders' Equity - 11 months ended Dec. 31, 2020 - USD ($)	Total	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance, value at Feb. 05, 2020
Beginning balance, shares at Feb. 05, 2020
Issuance of Class B common stock to initial stockholders, shares			10,350,000
Issuance of Class B common stock to initial stockholders , value	$ 25,000		$ 1,035	$ 23,965
Sale of 41,400,000 Units, net of underwriting discounts, warrant liabilities and other offering costs , shares	41,400,000	41,400,000
Sale of 41,400,000 Units, net of underwriting discounts, warrant liabilities and other offering costs , value	$ 268,735,631	$ 4,140		368,781,491
Class A Common stock subject to possible redemption , shares		(33,657,472)
Class A Common stock subject to possible redemption , value	(336,574,720)	$ (3,366)		(336,571,354)
Net loss	(27,235,908)		(27,235,908)		$ (27,235,908)
Ending balance, value at Dec. 31, 2020	$ 5,000,003	$ 774	$ 1,035	$ 32,234,102	$ (27,235,908)
Ending balance, shares at Dec. 31, 2020		7,742,528	10,350,000